FAIR VALUE MEASUREMENTS (Change in Fair Value at Level 3) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers into Level 3	$ 0	$ 0
Commodity Contract [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	(84,000)	3,543,000
Purchases	0	0
Settlements	45,000	(1,149,000)
Unrealized (gain) loss included in earnings	39,000	(2,478,000)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance at end of period	$ 0	$ (84,000)